Note 13 - Promissory Note (Detail)	1 Months Ended	12 Months Ended	13 Months Ended
	Sep. 12, 2012 CAD	Mar. 31, 2012 USD ($)	Feb. 23, 2013	Sep. 30, 2012 USD ($)	Aug. 17, 2012 USD ($)	Aug. 10, 2012 CAD	Apr. 25, 2012 USD ($)	Jun. 30, 2011 USD ($)	May 16, 2011 USD ($)	Apr. 19, 2011 USD ($)	Mar. 31, 2011 USD ($)	Mar. 17, 2011 USD ($)
Debt Instrument, Face Amount		$ 100,090		$ 235,000	$ 136,000	40,000	$ 349,000	$ 32,000	$ 32,000	$ 235,000	$ 37,000	$ 37,000
Debt Instrument, Interest Rate During Period	12.00%	4.00%	12.00%
Debt Instrument, Periodic Payment, Interest	408